DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 9:-	DISCONTINUED OPERATIONS

During 2020, the Company’s research and development team in Israel developed a nasal powder that creates a hostile microenvironment in the nose where many airborne viruses can’t survive, which was marketed as Taffix (“Taffix”). At the end of 2021, the Company started the wind-down of Taffix by selling off all the manufacturing equipment, ceasing marketing efforts, seeking alternatives, fulling final orders but not accepting new orders, disposal of inventory and terminating of engagements with employee contractors and manufacturers. As of December 2022, the Company was no longer engaged in the development, production, marketing or sales of Taffix.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

In accordance with applicable accounting guidance, the results of Taffix are presented as net income (loss) from discontinued operations in the statements of operations. Further, the Company reclassified the liabilities of Taffix current liabilities related to discontinued operations on the balance sheets as of June 30, 2026 and December 31, 2025. The statements of cash flows are presented on a basis for both continuing operations and discontinued operations.

The following table presents key components of “Net income (loss) from discontinued operations”:

	Six Months Ended June 30
	2026	2025

Other income (expense), net	6	58
Net income (loss) from discontinued operations	$6	$58

The following table presents liabilities that are classified as discontinued operations on the balance sheets:

	June 30, 2026	December 31, 2025

Liabilities
Current Liabilities:
Accounts payable	$156	$161
Accrued expense and other current liabilities	-	35
Advances from customers	279	287

Current liabilities related to discontinued operations	$435	$483